Deferred Tax Liabilities	12 Months Ended
Dec. 31, 2025
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities
13.	Deferred tax liabilities

The following are the major deferred tax liabilities and assets recognized by the group and movements thereon during the current and prior reporting period.

	Deductible temporary difference	Unutilized tax credits	Net deferred tax liabilities
	USD	USD	USD
As at December 31, 2023	(108,009)	(25,479)	(133,488)
Movement	(78,645)	25,049	(53,596)
Exchange differences	4,558	430	4,988
As at December 31, 2024	(182,096)	-	(182,096)
Movement	55,934	-	55,934
Exchange differences	(9,891)	-	(9,891)
As at December 31, 2025	(136,053)	-	(136,053)